Supplementry Financial Statement Information - Schedule of Cost of Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Expenses [Line Items]
Cost of Revenues, Net		$ 3,596	$ 985	$ 1,555
Allowance for credit losses
General and Administrative, Net		4,332	4,557	4,637
Selling and Marketing, Net		1,238	1,197	1,148
Research and Development, Net		3,960	3,589	3,178
Cost of Revenues [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses				393
Consultants and subcontractors		426		112
Write down of work-in-progress inventory to net realizable value		1,642
Expenditure on materials		5		1
Royalties				84
Cost of Revenues, Gross		2,073		590
Operating costs not attributed to projects (mainly salary and related expenses)	[1]	1,523	985	965
Research and Development, Net [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		2,725	2,604	2,268
Consultants and subcontractors		290	342	388
Expenditure on materials		277	56	70
Depreciation and other		300	200	104
Office maintenance		368	387	440
Research and Development, Gross		3,960	3,589	3,270
Less: Government Grants, see Note 2N				92
Selling and Marketing [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		1,036	908	918
Office maintenance		35	38	35
Project Promotion		78	35	58
Consultants		11	96	87
Other		78	120	50
General and Administrative [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		2,557	2,082	2,134
Depreciation and other		118	114	170
Office maintenance		204	183	175
Consultants and insurance		1,453	1,889	1,778
Allowance for credit losses			$ 289	$ 380

[1]	Cost and expenses relating to periods in which the plant did not operate in full capacity.